Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade Payables	$ 92,542	$ 36,007
Accrued expenses and other payables	21,870	6,603
Government institutions	3,144	1,972
Employees and payroll institutions	5,940	4,983
Interest payable	2,314	516
Liability in respect of acquisition of non-controlling interests		1,302
Others	2,432	875
Other current liabilities	$ 128,242	$ 52,258